Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Description of accounting policy for leases [text block] [Abstract]
Leases

2.2.3. Leasing

Group acting as a lessor

The subscription of vehicles to customers is recognised under IFRS 16. When the Group acts as a lessor, it determines at the lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the short-term lease exemption, then it classifies the sub-lease as an operating lease.

If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.

The Group recognises lease payments received under operating leases as revenue on a straight-line basis over the lease term as part of ‘other sales’.

Amounts due from lessees under finance leases are recorded as a receivable at an amount equal to the net investment in the lease. The Group recognises finance income over the lease term, reflecting a constant periodic rate of return on the Group’s net investment in the lease. The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.

21. Leases

The Group has lease contracts for its offices, customer collection centers, transporter motor vehicles and furniture and fittings. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.

The carrying amounts and movement in the right-of-use assets is set out in note 14. The carrying amount and movement in the lease liabilities is set out in note 19.

The following are the amounts recognized in the statement of profit and loss in respect of lease agreements:

	2020	2019	2018
	£‘000	£‘000	£‘000
Depreciation expense	5,429	506	—
Accretion of interest	652	64	—
Total	6,081	570	—